Condensed Consolidated Statement of Profit/(Loss) of Immatics N.V. - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue from collaboration agreements	€ 17,215	€ 5,189	€ 120,123	€ 12,592
Research and development expenses	(25,216)	(20,340)	(50,360)	(43,389)
General and administrative expenses	(8,683)	(8,271)	(17,961)	(16,702)
Other income	27	26	32	265
Operating result	(16,657)	(23,396)	51,834	(47,234)
Financial income	7,015	213	8,774	3,101
Financial expenses	(407)	(629)	(1,524)	(1,277)
Change in fair value of warrant liabilities	(2,786)	(2,722)	13,743	(3,936)
Financial result	3,822	(3,138)	20,993	(2,112)
Profit/(loss) before taxes	(12,835)	(26,534)	72,827	(49,346)
Taxes on income	(1,145)	0	(1,145)	0
Net profit/(loss)	€ (13,980)	€ (26,534)	€ 71,682	€ (49,346)
Net profit/(loss) per share:
Basic	€ (0.22)	€ (0.42)	€ 1.12	€ (0.78)
Diluted	€ (0.22)	€ (0.42)	€ 1.11	€ (0.78)
Weighted average shares outstanding:
Basic	64,915,600	62,909,095	63,932,449	62,908,945
Diluted	64,915,600	62,909,095	64,477,256	62,908,945